Quarterly Holdings Report
for
Fidelity® Education Income Fund
May 31, 2023
EDI-NPRT3-0723
1.9901560.102
Nonconvertible Bonds - 24.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	2,750,000	2,381,457
4.25% 3/1/27	400,000	392,824
4.3% 2/15/30	250,000	239,258
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	441,285
2.355% 3/15/32	2,000,000	1,612,934
3% 3/22/27	78,000	73,482
		5,141,240
Entertainment - 0.0%
The Walt Disney Co. 1.75% 1/13/26	306,000	285,005
Media - 0.3%
Comcast Corp.:
2.35% 1/15/27	500,000	462,713
3.95% 10/15/25	725,000	712,578
Magallanes, Inc.:
3.755% 3/15/27	1,000,000	937,131
4.054% 3/15/29	6,000	5,482
		2,117,904
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	19,000	17,688
TOTAL COMMUNICATION SERVICES		7,561,837
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.0%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	500,000	482,517
1.45% 3/2/26 (b)	2,500,000	2,282,609
General Motors Financial Co., Inc.:
1.05% 3/8/24	18,000	17,406
1.25% 1/8/26	500,000	448,955
2.35% 2/26/27	3,000,000	2,682,571
Toyota Motor Corp. 3.419% 7/20/23	355,000	354,148
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	1,000,000	904,398
3.95% 6/6/25 (b)	227,000	220,858
4.35% 6/8/27 (b)	200,000	194,576
		7,588,038
Specialty Retail - 0.6%
Lowe's Companies, Inc.:
4.4% 9/8/25	2,275,000	2,251,182
4.8% 4/1/26	261,000	260,374
The Home Depot, Inc. 2.875% 4/15/27	2,028,000	1,922,892
		4,434,448
TOTAL CONSUMER DISCRETIONARY		12,022,486
CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	2,406,000	2,389,184
Personal Care Products - 0.3%
Kenvue, Inc.:
5.05% 3/22/28 (b)	1,262,000	1,289,009
5.35% 3/22/26 (b)	598,000	607,814
		1,896,823
Tobacco - 0.5%
BAT Capital Corp. 4.7% 4/2/27	801,000	781,451
BAT International Finance PLC 1.668% 3/25/26	2,750,000	2,478,318
Philip Morris International, Inc. 1.5% 5/1/25	750,000	702,224
		3,961,993
TOTAL CONSUMER STAPLES		8,248,000
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
1.231% 12/15/23	16,000	15,656
2.061% 12/15/26	15,000	13,615
		29,271
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	295,788
ConocoPhillips Co. 2.4% 3/7/25	4,000	3,837
Enbridge, Inc.:
2.15% 2/16/24	12,000	11,691
2.5% 2/14/25	12,000	11,432
Energy Transfer LP 4.2% 9/15/23	73,000	72,622
Exxon Mobil Corp. 2.992% 3/19/25	210,000	203,649
MPLX LP:
1.75% 3/1/26	2,000,000	1,823,374
4% 3/15/28	760,000	721,799
		3,144,192
TOTAL ENERGY		3,173,463
FINANCIALS - 17.7%
Financial Services - 0.6%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	556,605
1.73% 10/2/26 (b)	573,000	493,366
Corebridge Financial, Inc.:
3.5% 4/4/25	508,000	484,939
3.65% 4/5/27	2,762,000	2,584,301
		4,119,211
Banks - 11.8%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	450,658
1.734% 7/22/27 (c)	500,000	445,901
2.456% 10/22/25 (c)	500,000	476,996
2.551% 2/4/28 (c)	850,000	769,458
2.651% 3/11/32 (c)	2,750,000	2,274,422
3.458% 3/15/25 (c)	393,000	385,408
4.827% 7/22/26 (c)	2,500,000	2,472,664
4.948% 7/22/28 (c)	3,750,000	3,709,150
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	449,000	438,970
Barclays PLC:
1.007% 12/10/24 (c)	750,000	726,706
2.279% 11/24/27 (c)	1,300,000	1,155,083
2.852% 5/7/26 (c)	750,000	704,760
5.304% 8/9/26 (c)	2,500,000	2,463,800
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	750,000	669,054
Canadian Imperial Bank of Commerce:
3.45% 4/7/27	1,150,000	1,086,835
3.945% 8/4/25	495,000	479,627
Citigroup, Inc.:
1.122% 1/28/27 (c)	3,000,000	2,682,168
3.07% 2/24/28 (c)	3,000,000	2,779,161
3.106% 4/8/26 (c)	1,100,000	1,054,454
4.14% 5/24/25 (c)	2,500,000	2,459,881
DNB Bank ASA:
0.856% 9/30/25 (b)(c)	2,500,000	2,338,794
1.605% 3/30/28 (b)(c)	2,250,000	1,956,768
Fifth Third Bancorp 3.65% 1/25/24	168,000	164,580
HSBC Holdings PLC:
1.589% 5/24/27 (c)	550,000	488,101
2.251% 11/22/27 (c)	1,300,000	1,156,197
3.803% 3/11/25 (c)	2,250,000	2,207,968
5.21% 8/11/28 (c)	2,827,000	2,786,090
Huntington Bancshares, Inc.:
2.625% 8/6/24	450,000	425,763
4.443% 8/4/28 (c)	2,261,000	2,100,904
Huntington National Bank 5.699% 11/18/25 (c)	1,490,000	1,413,265
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	63,000	59,852
1.47% 9/22/27 (c)	3,080,000	2,729,621
2.083% 4/22/26 (c)	500,000	470,115
2.58% 4/22/32 (c)	3,000,000	2,497,603
2.947% 2/24/28 (c)	3,318,000	3,070,792
3.54% 5/1/28 (c)	350,000	330,389
4.851% 7/25/28 (c)	3,750,000	3,730,016
KeyBank NA 4.15% 8/8/25	250,000	229,898
KeyCorp 3.878% 5/23/25 (c)	177,000	161,109
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	750,000	738,330
0.953% 7/19/25 (c)	750,000	707,870
1.64% 10/13/27 (c)	1,300,000	1,146,209
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	500,000	492,693
1.234% 5/22/27 (c)	2,050,000	1,808,307
2.651% 5/22/26 (c)	500,000	469,898
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	1,062,000	1,057,867
NatWest Group PLC:
1.642% 6/14/27 (c)	3,300,000	2,921,018
4.269% 3/22/25 (c)	200,000	196,619
PNC Financial Services Group, Inc.:
3.5% 1/23/24	200,000	197,225
5.354% 12/2/28 (c)	1,020,000	1,018,543
Rabobank Nederland 1.98% 12/15/27 (b)(c)	3,050,000	2,687,969
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	773,000	675,506
Societe Generale:
2.226% 1/21/26 (b)(c)	2,500,000	2,320,409
2.797% 1/19/28 (b)(c)	950,000	842,415
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	662,852
1.474% 7/8/25	2,500,000	2,300,973
2.696% 7/16/24	500,000	483,541
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	58,868
Truist Financial Corp. 4.26% 7/28/26 (c)	2,960,000	2,845,633
Wells Fargo & Co.:
1.654% 6/2/24 (c)	750,000	750,000
2.164% 2/11/26 (c)	750,000	708,208
2.188% 4/30/26 (c)	2,676,000	2,517,359
3.526% 3/24/28 (c)	3,288,000	3,081,740
4.808% 7/25/28 (c)	1,250,000	1,230,241
		87,923,274
Capital Markets - 4.0%
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	1,300,000	1,122,550
2.593% 9/11/25 (b)(c)	2,500,000	2,352,900
3.091% 5/14/32 (b)(c)	250,000	200,966
6.373% 7/15/26 (b)(c)	300,000	295,257
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	665,304
2.311% 11/16/27 (c)	3,300,000	2,839,313
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	500,000	485,863
2.64% 2/24/28 (c)	2,563,000	2,323,656
4.482% 8/23/28 (c)	2,500,000	2,428,823
Intercontinental Exchange, Inc.:
3.65% 5/23/25	314,000	307,835
3.75% 9/21/28	125,000	119,705
4% 9/15/27	1,981,000	1,945,848
4.35% 6/15/29	2,500,000	2,465,375
Moody's Corp. 3.75% 3/24/25	750,000	729,195
Morgan Stanley:
0.79% 5/30/25 (c)	750,000	710,832
2.188% 4/28/26 (c)	750,000	708,085
2.239% 7/21/32 (c)	2,750,000	2,193,814
3.591% 7/22/28 (c)	1,050,000	980,266
4.679% 7/17/26 (c)	1,842,000	1,821,504
S&P Global, Inc. 2.45% 3/1/27	2,814,000	2,611,845
UBS Group AG 4.703% 8/5/27 (b)(c)	2,500,000	2,402,665
		29,711,601
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.45% 10/29/26	700,000	624,194
American Express Co.:
2.25% 3/4/25	35,000	33,236
2.55% 3/4/27	54,000	49,595
Capital One Financial Corp.:
1.343% 12/6/24 (c)	850,000	824,134
1.878% 11/2/27 (c)	3,400,000	2,935,297
4.985% 7/24/26 (c)	2,701,000	2,642,415
Hyundai Capital America 1% 9/17/24 (b)	74,000	69,676
John Deere Capital Corp. 3.4% 6/6/25	355,000	346,211
		7,524,758
Insurance - 0.3%
American International Group, Inc. 2.5% 6/30/25	383,000	363,015
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	470,400
1.4% 8/27/27 (b)	700,000	593,856
1.7% 11/12/26 (b)	799,000	702,949
MassMutual Global Funding II 4.15% 8/26/25 (b)	463,000	453,183
RGA Global Funding 2% 11/30/26 (b)	30,000	26,788
		2,610,191
TOTAL FINANCIALS		131,889,035
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc.:
5.15% 3/2/28	378,000	381,126
5.507% 3/2/26	700,000	700,016
		1,081,142
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	107,199
Humana, Inc. 3.7% 3/23/29	2,500,000	2,318,094
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	389,698
		2,814,991
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	60,000	57,290
TOTAL HEALTH CARE		3,953,423
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Raytheon Technologies Corp. 3.95% 8/16/25	116,000	113,853
The Boeing Co.:
1.95% 2/1/24	307,000	299,875
5.04% 5/1/27	500,000	496,390
		910,118
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	1,517,000	1,376,300
Machinery - 0.2%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	500,000	449,618
Parker Hannifin Corp.:
3.65% 6/15/24	440,000	431,486
4.25% 9/15/27	217,000	211,556
		1,092,660
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.2% 1/15/27	2,530,000	2,233,761
3.25% 3/1/25	97,000	92,354
		2,326,115
TOTAL INDUSTRIALS		5,705,193
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Roper Technologies, Inc.:
1% 9/15/25	2,076,000	1,892,438
1.75% 2/15/31	750,000	593,291
		2,485,729
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. 3.15% 7/15/23	399,000	397,626
Ventas Realty LP 2.65% 1/15/25	2,000,000	1,884,896
		2,282,522
UTILITIES - 1.1%
Electric Utilities - 0.9%
Alabama Power Co. 3.05% 3/15/32	2,526,000	2,209,830
Duke Energy Corp. 4.3% 3/15/28	1,341,000	1,296,784
Eversource Energy 0.8% 8/15/25	43,000	38,908
Exelon Corp. 2.75% 3/15/27	1,006,000	929,473
Georgia Power Co. 4.65% 5/16/28	948,000	937,710
Southern Co. 3.25% 7/1/26	500,000	475,278
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	411,259
		6,299,242
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC 3.25% 6/1/25	178,000	170,257
Multi-Utilities - 0.2%
NiSource, Inc. 0.95% 8/15/25	1,500,000	1,368,250
Sempra Energy 3.3% 4/1/25	28,000	26,953
		1,395,203
TOTAL UTILITIES		7,864,702
TOTAL NONCONVERTIBLE BONDS (Cost $188,311,711)		185,186,390

U.S. Treasury Obligations - 65.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.625% 7/31/26	223,300	200,996
0.75% 12/31/23	15,973,400	15,555,970
0.75% 3/31/26	28,048,900	25,599,004
0.875% 1/31/24	4,800,800	4,662,589
1.75% 3/15/25	4,068,500	3,872,939
2.25% 4/30/24	49,000	47,683
2.5% 4/30/24	11,749,900	11,460,742
2.5% 3/31/27	678,700	644,632
2.625% 4/15/25	27,280,000	26,365,694
2.75% 2/15/24	8,435,800	8,286,526
2.75% 4/30/27	16,773,900	16,065,596
2.75% 7/31/27	500,000	478,203
2.75% 8/15/32	7,291,700	6,780,426
2.875% 4/30/29	19,656,500	18,727,423
3.125% 8/15/25	66,297,000	64,644,760
3.375% 5/15/33	4,000,000	3,914,375
3.5% 9/15/25	21,279,200	20,923,438
3.5% 1/31/28	6,600,000	6,510,281
3.5% 4/30/28	23,000,000	22,703,544
3.625% 3/31/28	5,600,000	5,557,125
3.625% 5/31/28	13,000,000	12,925,859
3.625% 3/31/30	5,000,000	4,974,219
3.75% 4/15/26	38,000,000	37,667,500
3.875% 4/30/25	5,000,000	4,945,508
3.875% 1/15/26	12,900,000	12,809,801
3.875% 11/30/27	15,500,000	15,524,824
4% 12/15/25	18,200,000	18,126,773
4% 2/15/26	11,900,000	11,860,953
4% 2/29/28	15,000,000	15,131,836
4.125% 9/30/27	7,162,000	7,232,221
4.125% 10/31/27	50,177,900	50,695,360
4.5% 11/15/25	21,200,000	21,336,641
4.625% 3/15/26	15,100,000	15,314,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $495,102,308)		491,548,144

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.0%
2% 2/1/28	232,078	219,139
2.5% 1/1/28 to 11/1/36	1,953,775	1,832,892
3% 8/1/32 to 12/1/36	5,301,078	4,999,724
TOTAL FANNIE MAE		7,051,755
Freddie Mac - 0.1%
2.5% 1/1/28	271,692	259,983
3% 7/1/32 to 10/1/35	673,195	643,640
TOTAL FREDDIE MAC		903,623
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,108,030)		7,955,378

Asset-Backed Securities - 4.0%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	100,000	93,932
Series 2022-2 Class A, 3.39% 5/15/27	600,000	583,293
Series 2022-3 Class A, 3.75% 8/15/27	3,570,000	3,487,784
Series 2022-4 Class A, 4.95% 10/15/27	1,122,000	1,126,739
Bank of America Credit Card Master Trust:
Series 2021-A1 Class A1, 0.44% 9/15/26	80,000	76,529
Series 2022-A1 Class A1, 3.53% 11/15/27	2,624,000	2,555,298
Series 2022-A2, Class A2, 5% 4/15/28	1,294,000	1,300,651
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	97,000	91,434
Series 2022-A1 Class A1, 2.8% 3/15/27	148,000	142,433
Series 2022-A2 Class A, 3.49% 5/15/27	5,671,000	5,519,864
Series 2022-A3 Class A, 4.95% 10/15/27	1,603,000	1,608,153
Carmax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,732,000	1,724,103
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	560,000	549,576
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	80,000	75,273
Series 2022-A1 Class A1, 1.96% 2/15/27	49,000	46,433
Series 2022-A2 Class A, 3.32% 5/15/27	540,000	523,158
Series 2022-A3 Class A3, 3.56% 7/15/27	2,540,000	2,473,056
Series 2022-A4, Class A, 5.03% 10/15/27	1,613,000	1,620,447
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	320,000	315,066
Series 2021-A Class A3, 0.3% 8/15/25	265,419	258,260
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,171,000	1,164,767
Gm Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	1,165,000	1,161,533
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	440,000	436,163
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	372,975	363,435
Hyundai Auto Receivables Trust Series 2023 A Class A3, 4.58% 4/15/27	533,000	528,362
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	59,000	56,090
Series 2021-2 Class A, 0.99% 4/20/28	90,000	84,604
Series 2022-5 Class A1A, 3.72% 7/20/27	277,000	273,230
Series 2023 2 Class A, 4.89% 4/13/28	1,342,000	1,337,229
TOTAL ASSET-BACKED SECURITIES (Cost $29,866,735)		29,576,895

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57 (Cost $430,261)	431,139	419,200

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
BANK sequential payer Series 2017-BNK9 Class ASB, 3.47% 11/15/54	3,035,479	2,898,360
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	100,000	96,543
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	92,839	90,182
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.958% 11/15/38 (b)(c)(d)	100,000	96,897
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(d)	100,000	96,409
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	17,000	16,989
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	1,534,635	1,524,046
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	584,321	556,273
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(c)(d)	3,112,257	3,092,897
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	29,356	29,277
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	770,000	742,488
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	73,108	71,129
Series 2015-GC32 Class AAB, 3.513% 7/10/48	251,816	244,244
Series 2016-GS2 Class AAB, 2.922% 5/10/49	583,009	558,493
Series 2017-GS7 Class AAB, 3.203% 8/10/50	2,251,773	2,135,092
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2019-COR4 Class ASB, 3.9381% 3/10/52	1,000,000	958,094
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(c)(d)	445,000	435,615
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 6.008% 10/15/37 (b)(c)(d)	1,919,130	1,890,716
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	200,000	193,230
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	252,733	245,548
Series 2019-C50 Class ASB, 3.635% 5/15/52	1,000,000	943,244
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	364,060	358,821
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,412,464)		17,274,587

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $16,156,636)	16,153,405	16,156,636

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $755,388,145)	748,117,230
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,442,082)
NET ASSETS - 100.0%	746,675,148

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,200,472 or 5.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,178,473	534,387,023	522,408,860	208,265	-	-	16,156,636	0.0%
Total	4,178,473	534,387,023	522,408,860	208,265	-	-	16,156,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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